Royalty, Stream and Other Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Royalty, stream and other interests
Opening	$ 165,406,000
Closing	318,686,000	$ 165,406,000
Rosh Pinah, Namibia
Royalty, stream and other interests
Closing	84,752,000
Kiaka, Burkina Faso
Royalty, stream and other interests
Opening	58,730,000
Closing	57,138,000	58,730,000
Santa Rita, Brazil
Royalty, stream and other interests
Closing	38,488,000
Kolpa, Peru
Royalty, stream and other interests
Closing	32,863,000
Mercedes, Mexico
Royalty, stream and other interests
Opening	6,231,000
Closing	5,321,000	$ 6,231,000
Discount rate (in %)		8.00%
Possible drop in gold price		$ 100
Increase in impairment due to possible drop in gold price		$ 300,000
Possible increase in discount rate (%)		1.00%
Increase in impairment due to possible in discount rate		$ 100,000
Recoverable amount		6,200,000
Impairment charges		8,400,000
Blackwater, Canada
Royalty, stream and other interests
Opening	7,538,000
Closing	7,217,000	7,538,000
Pilar, Brazil
Royalty, stream and other interests
Opening	3,350,000
Closing	3,350,000	3,350,000
El Pilar, Mexico
Royalty, stream and other interests
Opening	17,490,000
Closing	17,490,000	17,490,000
Vittangi, Sweden
Royalty, stream and other interests
Opening	15,000,000
Closing	15,000,000	15,000,000
Toega, Burkina Faso
Royalty, stream and other interests
Opening	11,205,000
Closing	11,205,000	11,205,000
Cui Cui, Brazil
Royalty, stream and other interests
Opening	2,070,000
Reclassified	45,765	109,963
Closing	2,070,000	2,070,000
Hackett River, Nunavut
Royalty, stream and other interests
Opening	14,716,000
Closing	14,716,000	14,716,000
Mocoa, Colombia
Royalty, stream and other interests
Opening	10,000,000
Closing	10,000,000	10,000,000
Prairie Creek, Canada
Royalty, stream and other interests
Opening	7,514,000
Closing	7,514,000	7,514,000
Mason, Nevada
Royalty, stream and other interests
Opening	4,876,000
Closing	4,876,000	4,876,000
Converse, Nevada
Royalty, stream and other interests
Opening	4,391,000
Closing	4,391,000	4,391,000
Primavera, Nicaragua
Royalty, stream and other interests
Opening	1,391,000
Closing	1,391,000	1,391,000
Other
Royalty, stream and other interests
Opening	904,000
Closing	904,000	904,000
Royalty, stream and other interests
Royalty, stream and other interests
Opening	165,406,000
Closing	318,686,000	165,406,000
Impairment charges	0
Royalty, stream and other interests | Cost
Royalty, stream and other interests
Opening	178,256,000	96,320,000
Net Additions/(Disposals)	159,457,000	81,936,000
Closing	337,713,000	178,256,000
Royalty, stream and other interests | Accumulated Depreciation and Impairment
Royalty, stream and other interests
Opening	(12,850,000)	(3,657,000)
Closing	(19,027,000)	(12,850,000)
Royalty, stream and other interests | Depletion
Royalty, stream and other interests
Depletion	(6,177,000)	(843,000)
Royalty, stream and other interests | Impairment
Royalty, stream and other interests
Net Additions/(Disposals)		(8,350,000)
Depletable Royalty, Stream and Other Interests
Royalty, stream and other interests
Opening	9,581
Closing	229,129	9,581
Depletable Royalty, Stream and Other Interests | Rosh Pinah, Namibia
Royalty, stream and other interests
Closing	84,752,000
Depletable Royalty, Stream and Other Interests | Rosh Pinah, Namibia | Cost
Royalty, stream and other interests
Net Additions/(Disposals)	85,403,000
Closing	85,403,000
Depletable Royalty, Stream and Other Interests | Rosh Pinah, Namibia | Accumulated Depreciation and Impairment
Royalty, stream and other interests
Closing	(651,000)
Depletable Royalty, Stream and Other Interests | Rosh Pinah, Namibia | Depletion
Royalty, stream and other interests
Depletion	651,000
Depletable Royalty, Stream and Other Interests | Kiaka, Burkina Faso
Royalty, stream and other interests
Closing	57,138,000
Depletable Royalty, Stream and Other Interests | Kiaka, Burkina Faso | Cost
Royalty, stream and other interests
Opening	58,730,000
Closing	58,730,000	58,730,000
Depletable Royalty, Stream and Other Interests | Kiaka, Burkina Faso | Accumulated Depreciation and Impairment
Royalty, stream and other interests
Closing	(1,592,000)
Depletable Royalty, Stream and Other Interests | Kiaka, Burkina Faso | Depletion
Royalty, stream and other interests
Depletion	(1,592,000)
Depletable Royalty, Stream and Other Interests | Santa Rita, Brazil
Royalty, stream and other interests
Closing	38,488,000
Depletable Royalty, Stream and Other Interests | Santa Rita, Brazil | Cost
Royalty, stream and other interests
Net Additions/(Disposals)	38,964,000
Closing	38,964,000
Depletable Royalty, Stream and Other Interests | Santa Rita, Brazil | Accumulated Depreciation and Impairment
Royalty, stream and other interests
Closing	(476,000)
Depletable Royalty, Stream and Other Interests | Santa Rita, Brazil | Depletion
Royalty, stream and other interests
Depletion	(476,000)
Depletable Royalty, Stream and Other Interests | Kolpa, Peru
Royalty, stream and other interests
Closing	32,863,000
Depletable Royalty, Stream and Other Interests | Kolpa, Peru | Cost
Royalty, stream and other interests
Net Additions/(Disposals)	35,090,000
Closing	35,090,000
Depletable Royalty, Stream and Other Interests | Kolpa, Peru | Accumulated Depreciation and Impairment
Royalty, stream and other interests
Closing	(2,227,000)
Depletable Royalty, Stream and Other Interests | Kolpa, Peru | Depletion
Royalty, stream and other interests
Depletion	(2,227,000)
Depletable Royalty, Stream and Other Interests | Mercedes, Mexico
Royalty, stream and other interests
Opening	6,231,000
Closing	5,321,000	6,231,000
Depletable Royalty, Stream and Other Interests | Mercedes, Mexico | Cost
Royalty, stream and other interests
Opening	10,985,000	10,985,000
Closing	10,985,000	10,985,000
Depletable Royalty, Stream and Other Interests | Mercedes, Mexico | Accumulated Depreciation and Impairment
Royalty, stream and other interests
Opening	(4,754,000)	(1,398,000)
Closing	(5,664,000)	(4,754,000)
Depletable Royalty, Stream and Other Interests | Mercedes, Mexico | Depletion
Royalty, stream and other interests
Depletion	(910,000)	(843,000)
Depletable Royalty, Stream and Other Interests | Mercedes, Mexico | Impairment
Royalty, stream and other interests
Net Additions/(Disposals)		(2,513,000)
Depletable Royalty, Stream and Other Interests | Blackwater, Canada
Royalty, stream and other interests
Closing	7,217,000
Depletable Royalty, Stream and Other Interests | Blackwater, Canada | Cost
Royalty, stream and other interests
Opening	7,538,000
Closing	7,538,000	7,538,000
Depletable Royalty, Stream and Other Interests | Blackwater, Canada | Accumulated Depreciation and Impairment
Royalty, stream and other interests
Closing	(321,000)
Depletable Royalty, Stream and Other Interests | Blackwater, Canada | Depletion
Royalty, stream and other interests
Depletion	(321,000)
Depletable Royalty, Stream and Other Interests | Pilar, Brazil
Royalty, stream and other interests
Opening	3,350,000
Closing	3,350,000	3,350,000
Depletable Royalty, Stream and Other Interests | Pilar, Brazil | Cost
Royalty, stream and other interests
Opening	5,609,000	5,609,000
Closing	5,609,000	5,609,000
Depletable Royalty, Stream and Other Interests | Pilar, Brazil | Accumulated Depreciation and Impairment
Royalty, stream and other interests
Opening	(2,259,000)	(2,259,000)
Closing	(2,259,000)	(2,259,000)
Non-depletable Royalty and Other Interests
Royalty, stream and other interests
Opening	155,825
Closing	89,557	155,825
Non-depletable Royalty and Other Interests | Kiaka, Burkina Faso
Royalty, stream and other interests
Opening	58,730,000
Closing		58,730,000
Non-depletable Royalty and Other Interests | Kiaka, Burkina Faso | Cost
Royalty, stream and other interests
Opening	58,730,000
Net Additions/(Disposals)		58,730,000
Closing		58,730,000
Non-depletable Royalty and Other Interests | Mercedes, Mexico | Cost
Royalty, stream and other interests
Opening	5,837,000	5,837,000
Closing	5,837,000	5,837,000
Non-depletable Royalty and Other Interests | Mercedes, Mexico | Accumulated Depreciation and Impairment
Royalty, stream and other interests
Opening	(5,837,000)
Closing	(5,837,000)	(5,837,000)
Non-depletable Royalty and Other Interests | Mercedes, Mexico | Impairment
Royalty, stream and other interests
Net Additions/(Disposals)		(5,837,000)
Non-depletable Royalty and Other Interests | Blackwater, Canada
Royalty, stream and other interests
Opening	7,538,000
Closing		7,538,000
Non-depletable Royalty and Other Interests | Blackwater, Canada | Cost
Royalty, stream and other interests
Opening	7,538,000	7,538,000
Closing		7,538,000
Non-depletable Royalty and Other Interests | El Pilar, Mexico
Royalty, stream and other interests
Opening	17,490,000
Closing	17,490,000	17,490,000
Non-depletable Royalty and Other Interests | El Pilar, Mexico | Cost
Royalty, stream and other interests
Opening	17,490,000	17,490,000
Closing	17,490,000	17,490,000
Non-depletable Royalty and Other Interests | Vittangi, Sweden
Royalty, stream and other interests
Opening	15,000,000
Closing	15,000,000	15,000,000
Non-depletable Royalty and Other Interests | Vittangi, Sweden | Cost
Royalty, stream and other interests
Opening	15,000,000	15,000,000
Closing	15,000,000	15,000,000
Non-depletable Royalty and Other Interests | Toega, Burkina Faso
Royalty, stream and other interests
Opening	11,205,000
Closing	11,205,000	11,205,000
Non-depletable Royalty and Other Interests | Toega, Burkina Faso | Cost
Royalty, stream and other interests
Opening	11,205,000
Net Additions/(Disposals)		11,205,000
Closing	11,205,000	11,205,000
Non-depletable Royalty and Other Interests | Cui Cui, Brazil
Royalty, stream and other interests
Closing	2,070,000
Non-depletable Royalty and Other Interests | Cui Cui, Brazil | Cost
Royalty, stream and other interests
Reclassified	2,070,000
Closing	2,070,000
Exploration and Evaluation Assets
Royalty, stream and other interests
Opening	45,862
Closing	43,792	45,862
Assets acquired	0	12,001
Exploration and Evaluation Assets | Cui Cui, Brazil
Royalty, stream and other interests
Opening	2,070,000
Closing		2,070,000
Exploration and Evaluation Assets | Cui Cui, Brazil | Cost
Royalty, stream and other interests
Opening	2,070,000	2,070,000
Reclassified	(2,070,000)
Closing		2,070,000
Exploration and Evaluation Assets | Hackett River, Nunavut
Royalty, stream and other interests
Opening	14,716,000
Closing	14,716,000	14,716,000
Exploration and Evaluation Assets | Hackett River, Nunavut | Cost
Royalty, stream and other interests
Opening	14,716,000	14,716,000
Closing	14,716,000	14,716,000
Exploration and Evaluation Assets | Mocoa, Colombia
Royalty, stream and other interests
Opening	10,000,000
Closing	10,000,000	10,000,000
Exploration and Evaluation Assets | Mocoa, Colombia | Cost
Royalty, stream and other interests
Opening	10,000,000
Net Additions/(Disposals)		10,000,000
Closing	10,000,000	10,000,000
Exploration and Evaluation Assets | Prairie Creek, Canada
Royalty, stream and other interests
Opening	7,514,000
Closing	7,514,000	7,514,000
Exploration and Evaluation Assets | Prairie Creek, Canada | Cost
Royalty, stream and other interests
Opening	7,514,000	7,514,000
Closing	7,514,000	7,514,000
Exploration and Evaluation Assets | Mason, Nevada
Royalty, stream and other interests
Opening	4,876,000
Closing	4,876,000	4,876,000
Exploration and Evaluation Assets | Mason, Nevada | Cost
Royalty, stream and other interests
Opening	4,876,000	4,876,000
Closing	4,876,000	4,876,000
Exploration and Evaluation Assets | Converse, Nevada
Royalty, stream and other interests
Opening	4,391,000
Closing	4,391,000	4,391,000
Exploration and Evaluation Assets | Converse, Nevada | Cost
Royalty, stream and other interests
Opening	4,391,000	4,391,000
Closing	4,391,000	4,391,000
Exploration and Evaluation Assets | Primavera, Nicaragua
Royalty, stream and other interests
Opening	1,391,000
Closing	1,391,000	1,391,000
Exploration and Evaluation Assets | Primavera, Nicaragua | Cost
Royalty, stream and other interests
Opening	1,391,000
Net Additions/(Disposals)		1,391,000
Closing	1,391,000	1,391,000
Exploration and Evaluation Assets | Other
Royalty, stream and other interests
Opening	904,000
Closing	904,000	904,000
Exploration and Evaluation Assets | Other | Cost
Royalty, stream and other interests
Opening	904,000	294,000
Net Additions/(Disposals)		610,000
Closing	$ 904,000	$ 904,000